Long-term investments, net- Group long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Measurement alternative investments:
Total long-term investments	¥ 13,330		¥ 13,000
Less: impairment	(5,000)		(5,000)
Long-term investments, net	8,330	$ 1,191	8,000
Investee A
Measurement alternative investments:
Measurement alternative investments	1,000		1,000
Investee B
Measurement alternative investments:
Measurement alternative investments	4,000		4,000
Investee C
Measurement alternative investments:
Measurement alternative investments	8,000		¥ 8,000
Investee D
Measurement alternative investments:
Equity Method Investments	¥ 330